Special Committee of the Board of Directors (Details Textual) (Mr Ellery Roberts Special Committee Of Board [Member], USD $)	12 Months Ended
Dec. 31, 2011
June2011 Through November2011 [Member]
Monthly Compensation For Officers	$ 13,000
December2011 Through November2012 [Member]
Monthly Compensation For Officers	$ 10,000